Water And Wastewater Rates	12 Months Ended
Dec. 31, 2013
Water And Wastewater Rates [Abstract]
Water And Wastewater Rates

Note 16 – Water and Wastewater Rates

In August 2013, the Company’s operating subsidiary in North Carolina filed an application with the North Carolina Utilities Commission designed to increase water and wastewater rates by $8,611, or 19.2%, on an annual basis.  The amount of the final rate aware that might be granted by the North Carolina Utilities Commission can vary significantly from the amount requested.  The Company anticipates a final order to be issued by May 2014.

On June 7, 2012, the Pennsylvania Public Utility Commission granted Aqua Pennsylvania a water rate increase designed to increase total operating revenues by $16,700, on an annualized basis.  The rates in effect at the time of the filing included $27,449 in Distribution System Improvement Charges (“DSIC”) or 7.5% above prior base rates.  Consequently, the total base rates increased by $44,149 since the last base rate increase and the DSIC was reset to zero.  In addition, the rate case settlement provides for flow-through accounting treatment of qualifying income tax benefits if the Company changes its tax accounting method to permit the expensing of qualifying utility asset improvement costs that were previously being capitalized and depreciated for tax purposes.  In December 2012, Aqua Pennsylvania implemented the Repair Change which resulted in the net recognition of 2012 income tax benefits of $33,565 which reduced the Company’s Federal and state income tax expense as it was flowed-through to net income in the fourth quarter of 2012.  In addition, the Company recognized a tax deduction on its 2012 Federal tax return of $380,000 for qualifying capital expenditures made prior to 2012, and, based on the settlement agreement, in 2013, the Company began to amortize 1/10th of the catch-up adjustment.  In accordance with the settlement agreement, the amortization is expected to reduce income tax expense during periods when qualifying parameters are met.  During 2013, the Company amortized its catch-up adjustment and recognized $15,766 of deferred income tax benefits, which reduced income tax expense and increased the Company’s net income.  As a result of the Repair Change, the fourth quarter 2012 DSIC of 2.82% for Aqua Pennsylvania’s water  customers was reset to zero beginning January 1, 2013, and Aqua Pennsylvania did not file a water base rate case or a DSIC in 2013.

In February 2012, two of the Company’s operating subsidiaries in Texas began to bill interim rates in accordance with authorization from the Texas Commission on Environmental Quality (“TCEQ”).  The additional revenue billed and collected prior to the TCEQ’s final ruling was subject to refund based on the outcome of the rate case.  The rate case concluded with the issuance of an order on June 3, 2013, and no refunds of revenue previously billed and collected were required.

The Company’s operating subsidiaries, excluding the 2012 Pennsylvania water award discussed above, were allowed annual rate increases of $9,431 in 2013, $17,923 in 2012, and $6,311 in 2011, represented by six, nine,  and twelve rate decisions, respectively.  Revenues from these increases realized in the year of grant were approximately $8,169, $13,754, and $3,312 in 2013, 2012, and 2011, respectively.

Five states in which the Company operates permit water utilities, and in three states wastewater utilities, to add a surcharge to their water or wastewater bills to offset the additional depreciation and capital costs related to infrastructure system replacement and rehabilitation projects completed and placed into service between base rate filings.  Currently, Pennsylvania, Illinois, Ohio, New Jersey, and Indiana allow for the use of infrastructure rehabilitation surcharges, and in 2013, North Carolina legislators passed a law allowing for an infrastructure rehabilitation surcharge for regulated water and wastewater utilities; as a result, the Company’s operating subsidiary in North Carolina has filed a request to implement  an infrastructure rehabilitation surcharge for 2014, which is subject to approval by the North Carolina Utilities Commission.  These surcharge mechanisms typically adjust periodically based on additional qualified capital expenditures completed or anticipated in a future period.  The infrastructure rehabilitation surcharge is capped as a percentage of base rates, generally at 5% to 12.75% of base rates, and is reset to zero when new base rates that reflect the costs of those additions become effective or when a utility’s earnings exceed a regulatory benchmark.  In 2013, the infrastructure rehabilitation surcharge was suspended for Aqua Pennsylvania’s water customers as a result of the implementation of the repair tax accounting change.  Infrastructure rehabilitation surcharges provided revenues in 2013, 2012, and 2011 of $3,205, $15,911, and $15,937, respectively.